Contingencies Guarantees and Other Arrangements Contingencies (Details) (USD $)	12 Months Ended						3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2010 Structural and Infrastructure Costs	Dec. 31, 2012 General Liability Insurance	Dec. 31, 2012 Workers' Compensation Insurance	Dec. 31, 2012 Property Insurance	Dec. 31, 2012 Health Insurance Amount per Claim	Dec. 31, 2012 Health Insurance Amount per Person	Dec. 31, 2009 Colonial Properties Trust	Dec. 31, 2007 Colonial Properties Trust	Jun. 30, 2012 DRA/CLP JV Office	Mar. 31, 2012 DRA/CLP JV Colonial Properties Trust	Dec. 31, 2011 DRA/CLP JV Colonial Properties Trust	Dec. 31, 2012 Colonial Promenade Alabaster Structural and Infrastructure Costs	Dec. 31, 2012 Colonial Promenade Alabaster Structural and Infrastructure Costs
Contingencies
Significant joint venture transactions								2
Number of joint ventures exited							1
Guarantor obligations, current carrying value										$ 4,100,000	$ 4,100,000
Equity method investment, ownership percentage									15.00%
Loss contingency, loss in period	1,300,000											4,200,000	4,200,000
Self-insurance limit		$ 800,000	$ 900,000	$ 1,800,000	$ 135,000	$ 2,000,000